Matthews Asia Innovators Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.0%
	Shares	Value
China/Hong Kong: 34.8%
Tencent Holdings, Ltd.	63,900	$3,944,746
Contemporary Amperex Technology Co., Ltd. A Shares	62,400	3,629,241
Alibaba Group Holding, Ltd.	216,100	3,280,006
NAURA Technology Group Co., Ltd. A Shares	46,530	3,011,411
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	271,300	2,169,080
Montage Technology Co., Ltd. H Shares[b]	89,700	1,761,919
Acter Technology Integration Group Co., Ltd. A Shares	105,100	1,595,928
Advanced Micro-Fabrication Equipment, Inc. China A Shares	35,164	1,559,869
Yum China Holdings, Inc.	31,591	1,541,009
WuXi XDC Cayman, Inc.[b]	203,000	1,506,926
Innovent Biologics, Inc.[b,c,d]	130,000	1,407,745
Sieyuan Electric Co., Ltd. A Shares	46,900	1,371,683
Castech, Inc. A Shares	135,000	1,329,535
Sungrow Power Supply Co., Ltd. A Shares	58,800	1,283,491
Neway Valve Suzhou Co., Ltd. A Shares	164,600	1,151,321
Wuxi Biologics Cayman, Inc.[b,c,d]	266,000	1,120,293
Minimax Group, Inc.[b]	9,180	1,088,341
Luckin Coffee, Inc. ADR[b]	33,853	1,086,681
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	75,800	1,062,365
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	75,800	1,053,586
Duality Biotherapeutics, Inc.[b]	23,600	887,988
Hangzhou Chang Chuan Technology Co., Ltd. A Shares	49,000	858,796
Wuxi NCE Power Co., Ltd. A Shares	112,600	595,060
Hygon Information Technology Co., Ltd. A Shares	19,265	586,482
Total China/Hong Kong		38,883,502

Taiwan: 28.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	119,000	6,551,142
Delta Electronics, Inc.	96,000	4,143,885
Chroma ATE, Inc.	78,000	3,574,288
All Ring Tech Co., Ltd.[e]	92,000	2,307,626
Unimicron Technology Corp.[e]	159,000	2,188,575
Kaori Heat Treatment Co., Ltd.	60,000	1,587,738
LandMark Optoelectronics Corp.	30,000	1,477,948
Accton Technology Corp.	30,000	1,416,953
Hon Precision, Inc.	12,136	1,330,519
eMemory Technology, Inc.	15,000	1,233,969
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,505	1,184,515
Acter Group Corp., Ltd.	51,000	1,097,529
United Microelectronics Corp.	505,000	892,477
WIN Semiconductors Corp.[e]	80,000	870,779
Browave Corp.[e]	30,000	732,049
MediaTek, Inc.	15,000	699,093
United Microelectronics Corp. ADR	42,804	384,380
Total Taiwan		31,673,465

South Korea: 19.6%
Samsung Electronics Co., Ltd.	54,563	6,017,369
SK Hynix, Inc.	6,742	3,588,678
Hanwha Aerospace Co., Ltd.	3,933	3,240,101
Samsung Electro-Mechanics Co., Ltd.	11,715	3,148,778

	Shares	Value
HD Hyundai Electric Co., Ltd.	2,749	$1,508,587
HD Hyundai Heavy Industries Co., Ltd.	3,992	1,224,378
Mirae Asset Securities Co., Ltd.	27,041	1,098,691
Samsung C&T Corp.	6,278	1,049,715
Hyundai Rotem Co., Ltd.	9,254	1,034,597
Total South Korea		21,910,894

India: 6.0%
MTAR Technologies, Ltd.[b,d]	47,434	1,734,202
Delhivery, Ltd.[b]	286,346	1,258,007
Reliance Industries, Ltd.	79,689	1,129,103
Bajaj Finance, Ltd.	114,314	966,047
Bharti Airtel, Ltd.	46,449	872,871
Netweb Technologies India, Ltd.	24,549	802,040
Total India		6,762,270

Japan: 3.2%
Hitachi, Ltd.	74,300	2,084,827
Panasonic Holdings Corp.	89,500	1,454,537
Total Japan		3,539,364

TOTAL COMMON EQUITIES		102,769,495
(Cost $88,459,677)
SHORT-TERM INVESTMENTS: 7.9%
Money Market Funds: 7.9%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[f]	8,796,232	8,796,232
(Cost $8,796,232)

Total Investments: 99.9%		111,565,727
(Cost $97,255,909)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		105,031
Net Assets: 100.0%		$111,670,758

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $2,528,038, which is 2.26% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $6,099,029 and 5.46% of net assets.
f	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).